Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net interest expense income [line items]
Interest expense on lease liabilities	$ 32.3
Other	0.8	$ 1.1
Total interest expense	73.3	31.6
Interest income on FVOCI investment debt securities	(2.5)	(2.5)
Other	(1.2)	(0.4)
Total interest income	(3.7)	(2.9)
Net interest expense	69.6	28.7
Notes payable [member]
Disclosure of net interest expense income [line items]
Interest Expense	2.6	2.1
Revolving credit facilities [member]
Disclosure of net interest expense income [line items]
Interest Expense	$ 37.6	$ 28.4